November 4, 2011

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:                 Nationwide Life Insurance Company
Registration of Individual Flexible Premium Deferred Variable Annuity Contracts
on Form N-4 offered through
Nationwide Variable Account-II

Ladies and Gentlemen:

On behalf of Nationwide Life insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account"), we are filing the attached original registration statement (the "Registration Statement") on Form N-4 for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts (the "Contract") to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the Registration Statement as Exhibit 99.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the Registration Statement.

This Contract is substantially similar to another contract that is currently being issued by the Registrant (File Nos. 333-103094, 811-03330) (the "Current Product").  The difference is that the Lifetime Income Option in this Contract contains a reallocation feature that the Staff previously opined constituted a new security and warranted the filing of a new registration statement.  Without necessarily agreeing with the Staff's opinion, we are filing the Registration Statement to add the reallocation feature.  Concurrently, Nationwide is filing a second initial N-4 to register a similar product that is available for sale only in the State of New York.

In the Registration Statement, this reallocation feature is referred to generically as the "reallocation evaluation."  Nationwide is in the process of determining whether to give this feature a marketing name.  If Nationwide elects to assign a marketing name to the feature, the marketing name will be reflected in Pre-Effective Amendment No. 1 to the Registration Statement.

A second distinction from the Current Product relates to the Spousal Continuation Benefit.  In the Current Product, if the contract owner elects the benefit, Nationwide assesses a charge for the benefit and the withdrawal percentages remain the same.  In the Contract, however, Nationwide will not assess a current charge (a maximum charge is included in the filing), but the withdrawal percentages will be reduced if the Spousal Continuation Benefit is elected.

The Contract contains a Purchase Payment Credit that is identical to the Purchase Payment Credit in the Current Product.  As is the case with the Current Product, Nationwide intends to recapture any Purchase Payment Credits applied to a Contract that is surrendered pursuant to the free look provision.  Nationwide applied for and received an exemptive order to recapture such credits in connection with the Current Product (File No. 812-13004) and Nationwide has determined that the recapture of Purchase Payment Credits in connection with the Contract falls within the relief previously granted.

United States Securities
   and Exchange Commission
November 4, 2011

On February 11, 2011, as part of another filing of the Registrant that was subsequently withdrawn, the Staff provided comments on a reallocation feature that is substantially similar to the reallocation feature in the Contract (File Nos. 333-140621; 811-03330).  The reallocation feature in the Contract is different from the reallocation feature previously reviewed by the Staff in that (1) the formula in Step 1(a) uses the Adjusted Highest Annual Value in the denominator instead of the Current Income Benefit Base; and (2) the table in Step 1(b) has been revised to reflect new ranges.  Since most of the comments provided by the Staff in connection with the original reallocation feature are also applicable to this reallocation feature, we have included the Staff's comments below, along with Nationwide's responses.

Comment 1. Optional Contract Benefits, Charges and Deductions. Lifetime Income Option charge.  Please clarify the last sentence of first paragraph, specifically indicating that even if the current charge increases, it will not increase to an amount higher than the maximum charge.

Response.  We have added the following sentence to the end of the first paragraph of the "7% L.inc Option Charge" subsection:

If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.

Comment 2. Lifetime Income Option Investment Requirements.

a.	Clarify the concept discussed in the last sentence of the second paragraph using plain English.

Response.  We have revised the second paragraph as follows:

Additionally, at certain times, Nationwide will analyze the allocation of the contract's assets and may transfer assets within the contract.  The purpose of the evaluations and reallocations is to help Nationwide manage its obligations to Contract Owners to pay income payments, and at the same time, to maximize the Contract Owner's ability to invest in the elected investment option(s).  Evaluations will occur at the following times:

•	at the time of contract issuance;

•	on each contract's monthly anniversary; and

•
each time the Contract Owner (or other individual authorized by the Contract Owner) initiates a transfer between or among the permitted investment options (including transfers due to Dollar Cost Averaging for Living Benefits and Asset Rebalancing).

Any given evaluation may result in the transfer of a portion of the Contract Value from the elected investment option(s) to a relatively stable investment option, or vice versa.  The investment option that Nationwide uses as the stable investment option is a Sub-Account that invests in bonds (the "Bond Fund").

b.	The Bond Fund indicated is a Class II fund that assesses 12b-1 fees. Please explain why this share class was selected as opposed to a non-12b-1 share class.

Response.  Nationwide is using the Class II share class because Nationwide developed this product on the assumption that most, if not all, funds in the product would be 12b-1 share classes.  This fund fee structure is consistent with the distribution methods of this product.

c.	In Step 1, when is the Target Equity Allocation first determined?

Response. Please see the revised disclosure in our response to Comment 2(a) above.

d.	In Step 3, explain, if possible, what general market conditions would lead to a reallocation.

Response.  Due to the fact that the reallocation process takes into account contract owner allocation instructions to funds with varying TEAs and the age of each contract, as well as market movement, it is not possible to provide general scenarios that would adequately describe reallocation likelihood.

United States Securities
   and Exchange Commission
November 4, 2011

e.	In Step 4, if correct, please clarify the Note to also reflect the Bond Fund.

Response.  We have revised the Note sentence at the end of Step 4 as follows: "Note: an evaluation will never result in a contract's assets being allocated to any investment option other than the Bond Fund and the investment option(s) currently elected by the Contract Owner."

Comment 3.  Subsequent Purchase Payments.  In the second sentence of the Subsequent Purchase Payments section, please explain those circumstances where a subsequent purchase payment would not be accepted so that a contract owner can make an informed decisions as to whether or not to submit a subsequent purchase payment.

Response.  Due to the fact that Nationwide's analyses as to whether it is accepting subsequent purchase payments at any given time is based on complex actuarial analysis, in lieu of a complex description, Nationwide has revised the disclosure to indicate that contract owners can call its Service Center to get a definitive answer as to whether a subsequent purchase payment will be accepted.  Accordingly, the disclosure has been revised as follows:

Subsequent Purchase Payments

Subsequent purchase payments are permitted under the 7% L.inc Option as long as the Contract Value is greater than $0.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received.  Generally, Nationwide may invoke this right in times of economic instability.  Contract Owners may call Nationwide's home office at the phone number on page 1 to find out if Nationwide will accept a particular subsequent purchase payment.

Comment 4. Determination of the Income Benefit Base Prior to the First Withdrawal.  In the last paragraph, please clarify the final sentence.

Response.  We have revised the last paragraph to indicate that once the contract value falls to $0, no additional purchase payments will be accepted.  This will enable the contract owner to avoid submitting subsequent payments that will not increase his/her benefit base.  The revised paragraph is as follows:

However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Comment 5. Lifetime Income Withdrawals.  In the first paragraph, it indicates that withdrawals are taken proportionally from the sub-accounts.  Please clarify whether assets will be surrendered from the Bond Fund, too, or just the client-elected sub-accounts.

Response.  We have revised the first paragraph to indicate that surrenders will come out of the Bond Fund in addition to the elected sub-accounts, as follows:

At any time after the 7% L.inc Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.

United States Securities
   and Exchange Commission
November 4, 2011

The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts (including the Bond Fund) as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

Comment 6.  Reset Opportunities. How will resetting the Current Income Benefit Base generally affect TEA?  If it generally increases the likelihood that assets will be reallocated to the Bond Fund, please indicate as much.

Response.  Since Nationwide has revised the formula for Step 1(a) to use the Adjusted Highest Annual Value instead of the Current Income Benefit Base, the reset feature associated with the Current Income Benefit Base will not increase the likelihood of a reallocation to the Bond Fund.

*     *     *     *     *

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the registration statement;

•
that comments by the SEC Staff, or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Variable Account may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me direct at (614) 677-6123 if you have any questions regarding this filing.

Sincerely,

/s/ BEN MISCHNICK

Ben Mischnick
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny
Tony Burak